                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006.
                                               -----------------------

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 8, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 14, 2007, OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
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   Address:      10 Duke of York Square
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                 London SW3 4LY
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                 United Kingdom
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Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
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Title:    General Counsel
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Phone:    011-44-20-790 1 8330
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Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     May 14, 2007
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
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Form 13F Information Table Entry Total: 8
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Form 13F Information Table Value Total: 182,824 (x $1,000)
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                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
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    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         ---------------------------------------
    03        28-12127                  Polygon Investments Partners HK Limited
    ------    -----------------         ---------------------------------------

FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES    SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
--------------                ---------------  -----      -------   -------   ---  ----  ----------  --------  -------- ------ ----
CONOR MEDSYSTEMS INC          COM              208264101   6883      219700   SH         DEFINED     01:02:03   219700  0      0
DENNYS CORP                   COM              24869P104   8101     1720000   SH         DEFINED     01:02:03  1720000  0      0
ENERGY PARTNERS LTD           COM              29270U105  39072     1600000   SH         DEFINED     01:02:03  1600000  0      0
EQUITY OFFICE PROPERTIES TRU  COM              294741103   2996       62200   SH         DEFINED     01:02:03    62200  0      0
EXPRESS SCRIPTS INC           COM              302182100  35800      500000   SH         DEFINED     01:02:03   500000  0      0
FOUR SEASONS HOTELS INC       LTD VTG SH       35100E104  24597      300000   SH         DEFINED     01:02:03   300000  0      0
STATION CASINOS INC           COM              857689103  10208      125000   SH         DEFINED     01:02:03   125000  0      0
SWIFT TRANSN CO               COM              870756103  55167     2100000   SH         DEFINED     01:02:03  2100000  0      0